Income Taxes - Unrecognized Deductible Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 31,236	$ 39,959
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	109,474	109,119
Mineral properties, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	31,236	39,959
Mineral properties, plant and equipment | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	873	1,150
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Non-capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	40,831	74,238
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Other | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 67,770	$ 33,731